Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012 BusinessDivision portfolio	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	240,163	232,655	234,357	220,978
of which held at amortized cost	219,648	213,787	213,663	201,787
of which held at fair value	20,515	18,868	20,694	19,191
Net (unearned income)/deferred expenses	(71)	(51)	(34)	(32)
allowance for loan losses	(928)	(908)	(910)	(916)	(974)	(1,017)
Net loans	239,164	231,696	233,413	220,030
Impaired loan portfolio (CHF million)
Non-performing loans	921	993	758	880
Non-interest-earning loans	298	228	262	272
Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152
Restructured loans	36	8	18	46
Potential problem loans	519	497	680	446
Total other impaired loans	555	505	698	492
Gross impaired loans	1,774	1,726	1,718	1,644
Switzerland
Loans (CHF million)
Gross loans	149,042	148,181	146,737	142,091
Foreign
Loans (CHF million)
Gross loans	91,121	84,474	87,620	78,887
Consumer
Loans (CHF million)
Gross loans	124,075	121,868	121,411	118,123
of which held at amortized cost	124,064	121,857	121,401	118,118
allowance for loan losses	(304)	(295)	(289)	(269)	(281)	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	501		465
Non-interest-earning loans	54		55
Total non-performing and non-interest-earning loans	555		520
Restructured loans	0		1
Potential problem loans	80		144
Total other impaired loans	80		145
Gross impaired loans	635		665
Mortgages
Loans (CHF million)
Gross loans	90,618	89,598	88,255	86,374
of which held at amortized cost	90,618		88,255
Impaired loan portfolio (CHF million)
Non-performing loans	174		176
Non-interest-earning loans	15		14
Total non-performing and non-interest-earning loans	189		190
Restructured loans	0		1
Potential problem loans	65		73
Total other impaired loans	65		74
Gross impaired loans	254		264
Loans collateralized by securities
Loans (CHF million)
Gross loans	26,281	25,950	26,461	25,725
of which held at amortized cost	26,281		26,461
Impaired loan portfolio (CHF million)
Non-performing loans	59		27
Non-interest-earning loans	11		13
Total non-performing and non-interest-earning loans	70		40
Restructured loans	0		0
Potential problem loans	0		46
Total other impaired loans	0		46
Gross impaired loans	70		86
Consumer finance
Loans (CHF million)
Gross loans	7,176	6,320	6,695	6,024
of which held at amortized cost	7,165		6,685
Impaired loan portfolio (CHF million)
Non-performing loans	268		262
Non-interest-earning loans	28		28
Total non-performing and non-interest-earning loans	296		290
Restructured loans	0		0
Potential problem loans	15		25
Total other impaired loans	15		25
Gross impaired loans	311		315
Corporate and institutional
Loans (CHF million)
Gross loans	116,088	110,787	112,946	102,855
of which held at amortized cost	95,584	91,930	92,262	83,669
allowance for loan losses	(624)	(613)	(621)	(647)	(693)	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	420		293
Non-interest-earning loans	244		207
Total non-performing and non-interest-earning loans	664		500
Restructured loans	36		17
Potential problem loans	439		536
Total other impaired loans	475		553
Gross impaired loans	1,139		1,053
Real estate.
Loans (CHF million)
Gross loans	26,116	25,605	25,185	24,163
of which held at amortized cost	25,806		24,914
Impaired loan portfolio (CHF million)
Non-performing loans	41		29
Non-interest-earning loans	5		7
Total non-performing and non-interest-earning loans	46		36
Restructured loans	0		0
Potential problem loans	21		24
Total other impaired loans	21		24
Gross impaired loans	67		60
Commercial and industrial loans
Loans (CHF million)
Gross loans	61,813	59,363	59,998	52,733
of which held at amortized cost	49,978		47,848
Impaired loan portfolio (CHF million)
Non-performing loans	271		215
Non-interest-earning loans	171		129
Total non-performing and non-interest-earning loans	442		344
Restructured loans	36		17
Potential problem loans	360		454
Total other impaired loans	396		471
Gross impaired loans	838		815
Financial institutions
Loans (CHF million)
Gross loans	25,256	23,473	25,373	23,674
of which held at amortized cost	18,000		17,714
Impaired loan portfolio (CHF million)
Non-performing loans	108		49
Non-interest-earning loans	62		65
Total non-performing and non-interest-earning loans	170		114
Restructured loans	0		0
Potential problem loans	58		58
Total other impaired loans	58		58
Gross impaired loans	228		172
Governments and public institutions
Loans (CHF million)
Gross loans	2,903	2,346	2,390	2,285
of which held at amortized cost	1,800		1,786
Impaired loan portfolio (CHF million)
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6